Shareholders' Deficit (Details) - $ / shares				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 23, 2021	Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021	Feb. 26, 2021
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized			1,000,000		1,000,000	1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000		8,625,000
Issued and outstanding shares of public offering, percentage			20.00%		20.00%	20.00%
Percentage of common stock shares outstanding owned by the initial shareholders			20.00%
Price per share					$ 9.87	$ 9.88	$ 9.565
Business combination description			In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsors or their affiliate, without taking into account any founder shares held by the Sponsors or such affiliates, as applicable, prior to such issuance (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.		In addition, if (i) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effectiveissue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (iii) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.	In addition, if (i) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (iii) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Redemption warrants, description			Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”; and • if, and only if, the reported closing price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.		Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; • if, and only if, the last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations. and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying the Warrants.	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; • if, and only if, the last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations. and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying the Warrants.
Shares issued		8,625,000		8,625,000
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Class B ordinary shares issued to Sponsor (Shares)	75,000		7,187,500
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			200,000,000		200,000,000	200,000,000
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			0		0	0
Subject to possible redemption shares			0		34,500,000	34,500,000
Common stock, shares outstanding			0		0	0
Price per share			$ 11.5		$ 11.5
Shares issued					34,500,000	34,500,000
Class A Ordinary Shares [Member] | Subject To Possible Redemption [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued					34,500,000	34,500,000
Common stock, shares outstanding					34,500,000	34,500,000
Class A Ordinary Shares [Member] | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued			0
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized			20,000,000		20,000,000	20,000,000
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			7,187,500		8,625,000	8,625,000
Common stock, shares outstanding			7,187,500		8,625,000	8,625,000
Consideration for ordinary shares (in Shares)			7,187,500
Class B ordinary shares issued to Sponsor (Shares)				1,125,000
Shares issued		8,625,000	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares [Member] | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued			8,625,000
Common stock, shares outstanding			8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Class B ordinary shares issued to Sponsor (Shares)		1,125,000	1,125,000	1,125,000
Class B Ordinary Shares [Member] | Recapitalization [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized		20,000,000		20,000,000
Common stock, shares outstanding		8,625,000		8,625,000
Common stock shares subject to forfeiture		1,125,000		1,125,000
Percentage of common stock shares outstanding owned by the initial shareholders		20.00%		20.00%